Vessel Revenue, net and Voyage Expenses	9 Months Ended
Sep. 30, 2025
Vessel Revenue, net and Voyage Expenses [Abstract]
Vessel Revenue, net and Voyage Expenses
13.	Vessel Revenue, net and Voyage Expenses:

The Company disaggregates its revenue from contracts with customers by the type of charter (time and spot charters).

The following table presents the Company’s income statement figures derived from time and spot charters for the nine-month periods ended September 30, 2025 and 2024:

	September 30, 2025	September 30, 2024
Vessel revenues from spot charters, net of commissions	5,448	-
Vessel revenues from time charters, net of commissions	25,745	34,607
Total	31,193	34,607

As of September 30, 2025 and December 31, 2024, the accounts receivable trade was $2,652, and $1,437, respectively, and related to time charters.

Deferred revenue represents cash received in advance of performance under the contract prior to the balance sheet date and is realized when the associated revenue is recognized under the contract in periods after such date. Deferred revenue as of September 30, 2025 and December 31, 2024 was $99 and $664 and relates entirely to ASC 842. As of September 30, 2025 and December 31, 2024, an amount of $24 and $731 related to ballast bonus payments made by charterers for the ballast trip which are deferred and recognized on a straight line over the charter period.

Charterers individually accounting for more than 10% of revenues for the nine-month periods ended September 30, 2025 and 2024 were:

Customer	2025	2024
A	31%	17%
B	26%	34%
C	15%	15%
D	14%	-
E	10%	-
Total	96%	66%

Voyage Expenses

The following table presents the Company’s statement of operations’ figures derived from time, spot charters and for unfixed periods for the period from for the nine-month periods ended September 30, 2025 and 2024:

	September 30, 2025	September 30, 2024
Voyage expenses from time charters	1,157	1,191
Voyage expenses from spot charters	3,021	-
Voyage expenses for unfixed periods	640	192
Total	4,818	1,383